Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating lease commitments
Total future minimum payments under non-cancelable agreements for operating leases	¥ 1,198
Less than One Year	696
One to Three Years	274
Over Three Years	228
Purchase commitments
Total	239,226
Less than One Year	226,853
Over One Year	¥ 12,373